Segment Information - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 180,543	$ 344,877	$ 388,379
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	256,120	284,643	272,090
Europe
Disclosure of geographical areas [line items]
Third-party revenue, by origin	50,138	98,455	118,960
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,785	43,262	38,617
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	65,139	139,916	153,716
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	104,450	119,732	117,127
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	50,856	83,212	89,876
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	62,976	67,105	59,625
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	14,410	23,294	25,827
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	49,909	54,544	56,721
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	12,958	41,094	54,659
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	$ 23,302	$ 24,696	$ 21,863